FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101

July 25, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 582

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is PEA No. 582 to the Registrant's currently effective Registration Statement on Form N-1A related to the Absolute Capital Opportunities Fund and the Absolute Strategies Fund (together, the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) include the Funds' financial statements for the fiscal year ended March 31, 2017, in the Trust's Registration Statement; (2) respond to comments from the SEC staff on Post-Effective Amendment No. 575; and (3) update and make other non-material changes to the Funds' prospectus and SAI.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/Zachary R. Tackett

Zachary R. Tackett, Esq.

Vice President and Secretary to the Registrant

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